Share-based Compensation - Share option activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Number of Options, Outstanding, Beginning Balance	41,475,503	50,338,362	52,225,353
Number of Options, Granted			1,730,000
Number of Options, Forfeited and expired	(17,378,280)	(8,862,859)	(3,616,991)
Number of Options, Outstanding, Ending Balance	24,097,223	41,475,503	50,338,362	52,225,353
Number of Options, Exercisable	21,787,223
Number of Options, Vested and expected to vest	23,516,723
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0.4	$ 0.4	$ 0.41
Weighted Average Exercise Price, Granted			0.21
Weighted Average Exercise Price, Forfeited and expired	0.42	0.44	0.43
Weighted Average Exercise Price, Outstanding, Ending Balance	0.38	$ 0.4	$ 0.4	$ 0.41
Weighted Average Exercise Price, Exercisable	0.39
Weighted Average Exercise Price, Vested and expected to vest	$ 0.38
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding	5 years 1 month 6 days	4 years 9 months 18 days	5 years 6 months	6 years 2 months 12 days
Weighted Average Remaining Contractual Life, Exercisable	4 years 10 months 24 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	5 years